Form N-1A Cover	Oct. 09, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 09, 2026
Prospectus Date	Nov. 28, 2025